Investment Strategy - iShares Large Cap 10% Target Buffer Dec ETF	Sep. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide certain pre-determined Outcomes based on the performance of the Underlying Fund for investors who hold Fund shares over a 12-month period (the “Outcome Period”). The Outcomes sought by the Fund are:
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The share price return of the Underlying Fund capped at an approximate upside limit (the “Approximate Cap”), and
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Protection against approximately the first 10% of the Underlying Fund’s losses (the “Approximate Buffer”) over each Outcome Period.
The Outcomes are intended to be realized only by investors who hold Fund shares at the outset of the Outcome Period and continue to hold the shares through the end of the Outcome Period. Specifically, in order to hold Fund shares for the entirety of an Outcome Period, an investor must buy or continue holding shares at the close on the last trading day of the prior Outcome Period and sell or continue holding the shares at the close on the last trading day of the current Outcome Period.
If investors buy Fund shares after the start of the Outcome Period or sell Fund shares before the Outcome Period concludes, they may experience returns that differ significantly from the Outcomes. These include experiencing little or no gains related to the Underlying Fund and little or no protection against losses of the Underlying Fund. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
The Fund will be offered indefinitely and is not intended to terminate after one or more Outcome Periods.
The Current Outcome Period
The current and first Outcome Period of the Fund’s operation is less than a full calendar year, beginning on October 8, 2025 and ending on December 31, 2025. For the current Outcome Period, the Approximate Cap is [__]% before taking into account any fees or expenses charged to, or transaction costs incurred by, the Fund or Underlying Fund. When the Fund’s annualized management fee of 0.50% of its average daily net assets is taken into account, the Approximate Cap for the current Outcome Period is reduced to [_]%. The returns that the Fund seeks to provide do not take into account the costs associated with buying shares of the Underlying Fund and any other expenses incurred by the Fund. Please visit the Fund’s page on www.iShares.com for more information about the potential outcomes of an investment in the Fund during the current Outcome Period, including the remaining Approximate Cap.
The Underlying Fund
The Underlying Fund is the iShares Core S&P 500 ETF (Ticker: IVV). It is an exchange-traded fund (“ETF”) that seeks to track the investment results of the S&P 500 Index (the “Underlying Fund’s Index”), which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices, LLC. The securities in the Underlying Fund’s Index represent a broad range of industries and are weighted based on the float-adjusted market value of their outstanding shares. The components of the Underlying Fund’s Index are likely to change over time. BFA is the investment adviser to the Underlying Fund and receives a management fee from the Underlying Fund.
BFA manages the Underlying Fund using a “representative sampling” indexing strategy. This involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Underlying Fund may or may not hold all of the securities in the Underlying Fund’s Index, which may cause the performance of the Underlying Fund to diverge from that of the Underlying Fund’s Index and produce “tracking error”. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
The prospectus and other reports of the Underlying Fund are available at www.sec.gov and www.iShares.com. Shares of the Underlying Fund are listed on NYSE Arca, Inc.
The Fund’s Use of Options
The Fund principally buys shares of the Underlying Fund and customized put options thereon and sells call options that reference the Underlying Fund. The options in which the Fund transacts (typically, equity or index exchange-traded options contracts) are referred to generally as Flexible Exchange Options (“FLEX Options”). The Fund may transact in other exchange-traded options that reference the price performance of the Underlying Fund, the Underlying Fund’s Index, or other ETFs that track the Underlying Fund’s Index.
An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right but not the obligation to buy (in the case of a call option) or sell (in the case of a put option) a particular financial instrument at a specified future date for an agreed-upon price, commonly known as the “strike price”. If the Fund buys a call option, it pays a premium and receives the right, but not the obligation, to purchase shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund buys a put option, it pays a premium and receives the right, but not the obligation, to sell shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. When the Fund writes (sells) a call option, it receives a premium and gives the purchaser of the option the right to purchase from the Fund shares of the Underlying Fund or other reference asset at a strike price by or on the expiration date. If the Fund writes (sells) a put option, it receives a premium and gives the purchaser of the option the right to sell to the Fund shares of the Underlying Fund or other reference asset at a strike price by or on expiration date.
FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The options in which the Fund invests are European style, meaning they are exercisable at the strike price only on the expiration date. The Fund typically trades options that expire at or around the end of each Outcome Period.
As an in-the-money option held by the Fund approaches its expiration date, its value typically will increasingly move with the value of its reference asset, such as the Underlying Fund. However, the value of the options may change because of factors other than the value of the reference asset, including interest rate changes, dividends, the actual and perceived volatility of the reference asset, the remaining time until the options expire, limitations established by options exchanges, and trading conditions in the options market, among others. Due to these factors, the value of the options typically does not increase or decrease at the same rate as the Underlying Fund’s share price on a day-to-day basis. As a result, the Fund’s net asset value per share (“NAV”) may not increase or decrease at the same rate as the Underlying Fund’s share price.
Options positions are marked to market daily by the Fund. The value of the options traded by the Fund is determined based upon market quotations or other recognized pricing methods. The options traded by the Fund are listed on an exchange, including the Chicago Board Options Exchange. The options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees the performance by counterparties to certain derivatives contracts. The OCC may make adjustments to FLEX Options for certain significant events.
Outcomes Targeted by the Fund
For each Outcome Period, the Fund obtains exposure to the share price return of the Underlying Fund by holding shares of the Underlying Fund and futures that reference the price performance of the Underlying Fund’s Index. The Approximate Buffer and Approximate Cap are typically created by trading a combination of put and call options, as described below, at the close of the last trading day of the prior Outcome Period.
Approximate Buffer. The Fund creates the Approximate Buffer by (1) buying a put option with a strike price that is approximately at-the-money relative to the Underlying Fund’s share price and (2) selling a put option with a strike price at approximately 90% of the Underlying Fund’s share price. The Approximate Buffer is against approximately the first 10% of the Underlying Fund’s losses for the applicable Outcome Period; however, there is no guarantee that the Approximate Buffer will succeed in providing the intended protection. The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee of 0.50% of the Fund’s daily net assets is taken into account, the net Approximate Buffer for the Outcome Period is 9.88%.
Approximate Cap. The Fund creates the Approximate Cap by selling a call option with a higher strike price relative to the Underlying Fund’s share price (the “Cap Option”). The Cap Option’s higher strike price prevents the Fund from realizing the benefit of any increase in the Underlying Fund’s share price above that strike price. The Approximate Cap for each Outcome Period is based on the strike price of the Cap Option for that Outcome Period. The strike price of the Cap Option depends on the market conditions when the option is sold and likely will be different for each Outcome Period, resulting in a different Approximate Cap for each Outcome Period. The Fund uses the premium collected from selling the Cap Option and the expected dividend distributions from the Underlying Fund to cover the premium that it pays to buy the options that create the Approximate Buffer.
The Fund’s Approximate Buffer and Approximate Cap (net of the management fee) for the current Outcome Period, along with the Fund’s current position relative to the Outcomes, are available and updated daily on the Fund’s page on www.iShares.com.
Approximately one week prior to the end of each Outcome Period, the Fund expects to file a prospectus supplement that discloses an estimated range (as estimated by BFA) for the Approximate Cap for the Fund's next Outcome Period. On the last trading day of each Outcome Period, the Fund will trade a new set of options to create the Approximate Buffer and Approximate Cap for the next Outcome Period. After the close of business on the last trading day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s Approximate Cap (gross and net of its management fee) for the next Outcome Period.
Outcome Period
The Outcomes for an Outcome Period apply only to Fund shares that are held over the entire Outcome Period. An investor who purchases Fund shares after the beginning of an Outcome Period or who sells Fund shares before the end of an Outcome Period may not fully realize the Outcomes for the Outcome Period and may be exposed to greater risk of loss and less potential gain. This is because, while the Outcomes are fixed levels that are calculated in relation to the Underlying Fund’s price and the Fund’s NAV at the start of each Outcome Period and generally remain constant throughout the Outcome Period, an investor who transacts in Fund shares during the Outcome Period will likely do so at a price that is different from the Fund’s NAV at the start of the Outcome Period.
For example, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has increased from its price at the beginning of the Outcome Period, the investor’s upside limit may be lower than the Approximate Cap and the investor may experience losses prior to reaching the downside protection offered by the Approximate Buffer. Conversely, if an investor purchases Fund shares during an Outcome Period at a time when the Underlying Fund’s share price has decreased from its price at the beginning of the Outcome Period, the Fund may require a larger increase in the Underlying Fund’s share price before it reaches the Approximate Cap.
Fund and Underlying Fund Performance
If there are any inflows, or creation transactions, for the Fund during an Outcome Period, the Fund will typically buy Underlying Fund shares and futures on the Underlying Fund’s Index and seek to enter into the combination of options transactions described above. This will occur even in circumstances where the Fund would receive a negligible premium for selling an out-of-the-money call, which may give up more sizable returns to the extent that the option later becomes in the money.
Because the Fund uses distributions from the Underlying Fund to purchase the downside protection, the Fund’s performance is likely to be less than the Underlying Fund’s performance when (1) distributions are considered and (2) the Underlying Fund’s performance is positive. The Fund may also underperform the Underlying Fund if the returns of the Underlying Fund exceed the Approximate Cap net of the distributions.
The Fund’s market value and NAV may not correlate with the Underlying Fund and the Underlying Fund’s Index. In periods of extreme market volatility, the Fund’s return may be subject to an upside limit significantly below the Approximate Cap and to significantly less downside protection than the Approximate Buffer. Investors may lose their entire investment, and an investment in the Fund is appropriate only for investors willing to bear those losses.
In order to obtain economic exposure to the Underlying Fund, in lieu of purchasing Underlying Fund shares and futures on the Underlying Fund’s Index for an Outcome Period, the Fund may instead do one or more of the following, among other things:
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purchase call options with a strike price that is very low (approximately 1% or less) relative to the Underlying Fund’s share price on the day of purchase (a “zero strike call”);
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purchase one or more other ETFs that seek to track the Underlying Fund’s Index;
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purchase equity securities (e.g., component securities of the Underlying Fund or the Underlying Fund’s Index) in seeking to track the share price return of the Underlying Fund; or
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invest in U.S. Treasuries, money market funds and/or other cash equivalents and purchase or sell a combination of call and put options that seek to synthesize the economic characteristics of the Underlying Fund.
If the Fund invests in equity securities (other than the Underlying Fund), the Fund’s equity security investments will be primarily in common stocks of companies held by the Underlying Fund that BFA believes will provide a risk/return profile similar to that of the Underlying Fund.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities or other instruments that provide exposure to securities of large-capitalization companies or that provide for the Approximate Cap or the Approximate Buffer with respect to securities of large-capitalization companies. For purposes of the Fund’s 80% policy, “large-capitalization companies” are those within the range of capitalization of the Underlying Fund’s Index.